Consolidated Statements of Changes in Equity - BRL (R$) R$ in Millions		Issued capital [member]	Capital reserve [member]	Net income reserves [member]		Retained earnings [member]	Carrying value adjustments [member]		Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Statement Line Items [Line Items]
Net Income						R$ 7,269.0			R$ 7,269.0	R$ 518.5	R$ 7,787.5	[1],[2],[3]
Comprehensive income:
Gains/(losses) on translation of foreign operations							1,928.5		1,928.5	23.7	1,952.2
Cash flow hedges							513.4		513.4	0.3	513.7	[1]
Actuarial gains/(losses)							117.7		117.7	6.9	124.6
Total comprehensive income						7,269.0	2,559.6		9,828.6	549.4	10,378.0	[1]
Options granted on subsidiary							(380.4)		(380.4)		(380.4)
Gains/(losses) of controlling interest´s share							(12.1)		(12.1)	29.5	17.4
Tax on deemed dividends							(38.6)		(38.6)		(38.6)
Paid dividends						(3,612.8)			(3,612.8)	(431.2)	(4,044.0)
Interest on shareholders’ equity				(3,770.1)		(1,099.6)			(4,869.7)		(4,869.7)
Purchase of shares and results from treasury shares			13.7						13.7		13.7
Share-based payments			157.4						157.4		157.4
Prescribed/(complement) dividends						34.7			34.7		34.7
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting						75.9	(75.9)
Fiscal incentive reserve				1,552.3		(1,552.3)
Investments reserve				1,114.9		(1,114.9)
Balance at Dec. 31, 2017	[4]	57,614.1	54,701.0	8,597.2		(355.4)	(74,966.6)		45,590.3	1,973.9	47,564.2
Comprehensive income:
Net Income						7,269.0			7,269.0	518.5	7,787.5	[1],[2],[3]
Beginning balance at Dec. 31, 2016		57,614.1	54,529.9	9,700.1			(77,019.1)		44,825.0	1,826.2	46,651.2
Final balance at Dec. 31, 2017		57,614.1	54,701.0	8,597.2			(74,966.5)		45,945.8	1,973.9	47,919.7
Balance, before restatement at Dec. 31, 2017				8,660.2			(74,966.5)
Impact of the adoption of IFRS 16 (i) at Dec. 31, 2017	[4]			(63.0)	[5]		(0.1)	[6]	(63.1)		(63.1)
Statement Line Items [Line Items]
Net Income						10,995.0			10,995.0	352.7	11,347.7	[1],[2],[3]
Comprehensive income:
Gains/(losses) on translation of foreign operations							1,643.7		1,643.7	122.9	1,766.6
Cash flow hedges							495.9		495.9	(2.2)	493.7	[1]
Actuarial gains/(losses)							24.8		24.8	0.9	25.7
Total comprehensive income						10,995.0	2,164.4		13,159.4	474.3	13,633.7	[1]
Capital increase (Note 21)		96.1	(89.9)						6.2	96.9	103.1
Effect of application of IAS 29 (hyperinflation) (ii)	[7]		(8.2)			3,544.1	258.2		3,794.1	(2.4)	3,791.7
Gains/(losses) of controlling interest´s share	[8]						1,042.5		1,042.5	(1,088.5)	(46.0)
Tax on deemed dividends							(7.4)		(7.4)		(7.4)
Paid dividends						(2,515.1)			(2,515.1)	(247.4)	(2,762.5)
Interest on shareholders’ equity						(5,030.5)			(5,030.5)		(5,030.5)
Purchase of shares and results from treasury shares			12.3						12.3		12.3
Share-based payments			166.1						166.1		166.1
Prescribed/(complement) dividends						30.1			30.1		30.1
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting						75.9	(75.9)
Fiscal incentive reserve				1,331.5		(1,331.5)
Investments reserve				5,412.6		(5,412.6)
Balance at Dec. 31, 2018	[4]	57,710.2	54,781.3	15,341.3			(71,584.8)		56,248.0	1,206.8	57,454.8
Beginning balance at Dec. 31, 2017		57,614.1	54,701.0	8,660.2			(74,966.5)		46,008.8	1,973.9	47,982.7
Impact of the adoption of IFRS 15 (i) at Dec. 31, 2017	[9]					(355.4)			(355.4)		(355.4)
Impact of the adoption of IFRS 16 (i) at Dec. 31, 2017	[4]			(63.0)	[5]		(0.1)	[6]	(63.1)		(63.1)
Balance at Dec. 31, 2017	[4]	57,614.1	54,701.0	8,597.2		(355.4)	(74,966.6)		45,590.3	1,973.9	47,564.2
Comprehensive income:
Net Income						10,995.0			10,995.0	352.7	11,347.7	[1],[2],[3]
Balance, before restatement at Dec. 31, 2018		57,710.2	54,781.3	15,434.0			(71,584.9)		56,340.6	1,206.8	57,547.4
Impact of the adoption of IFRS 16 (i) at Dec. 31, 2018	[10]			(92.7)			0.1		(92.6)		(92.6)
Balance at Dec. 31, 2018	[4]	57,710.2	54,781.3	15,341.3			(71,584.8)		56,248.0	1,206.8	57,454.8
Statement Line Items [Line Items]
Net Income						11,780.0			11,780.0	408.4	12,188.4
Comprehensive income:
Gains/(losses) on translation of foreign operations							(505.8)		(505.8)	(16.7)	(522.5)
Cash flow hedges							(132.2)		(132.2)	1.0	(131.2)
Actuarial gains/(losses)							(104.8)		(104.8)	(1.5)	(106.3)
Total comprehensive income						11,780.0	(742.8)		11,037.2	391.2	11,428.4
Capital increase (Note 21)		156.6	(143.8)						12.8		12.8
Effect of application of IAS 29 (hyperinflation) (ii)	[11]					1,430.3			1,430.3	(2.8)	1,427.5
Options granted on subsidiary							70.0		70.0		70.0
Gains/(losses) of controlling interest´s share							(0.5)	[12]	(0.5)	78.8	78.3
Tax on deemed dividends							(4.6)		(4.6)		(4.6)
Paid dividends										(396.0)	(396.0)
Interest on shareholders’ equity						(7,717.4)			(7,717.4)		(7,717.4)
Purchase of shares and results from treasury shares			(28.9)						(28.9)		(28.9)
Share-based payments			202.9						202.9		202.9
Prescribed/(complement) dividends						28.2			28.2		28.2
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting						11.8	(11.8)
Fiscal incentive reserve				1,352.1		(1,352.1)
Investments reserve				4,180.8		(4,180.8)
Balance at Dec. 31, 2019		57,866.8	54,811.5	20,874.2			(72,274.5)		61,278.0	1,278.0	62,556.0
Impact of the adoption of IFRS 16 (i) at Dec. 31, 2018	[10]			(92.7)			0.1		(92.6)		(92.6)
Balance at Dec. 31, 2018	[4]	57,710.2	54,781.3	15,341.3			(71,584.8)		56,248.0	1,206.8	57,454.8
Comprehensive income:
Net Income						R$ 11,780.0			R$ 11,780.0	R$ 408.4	R$ 12,188.4

[1]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[2]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[3]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[4]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[5]	2018 restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.
[6]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[7]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies. These effects did not reflect the impact on income for the period, which is reflected in the income statement as net income, at the amount of R$(291.8) attributable to the equity holders of Ambev and R$(292.4) attributable to non-controlling interests.
[8]	Of this amount, R$1,035.2 refers to the renegotiation of the shareholders' agreement from Tenedora, as described in Note 1 (b).
[9]	Impact of the adoption of IFRS 15, recognized on the date of initial application (January 1, 2018), already reflected in the consolidated financial statements of December 31, 2018.
[10]	As described in Note 3 - Summary of significant account policy.
[11]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies.
[12]	Of this amount, R$1,035.2 refers to renegotiation of shareholders' agreement from Tenedora, as described in Note 1 (b)